Note 12 - Fair Value of Financial Instruments - Fair Value and Carrying Value of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Reported Value Measurement [Member]
Long-term debt, including current portion	$ 442,695	$ 113,624
Estimate of Fair Value Measurement [Member]
Long-term debt, including current portion	$ 436,293	$ 108,608